Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31,	December 31,
	2022	2021
Assets
Current assets:
Cash and cash equivalents	$212,388,959	$81,576,897
Short-term investments	-	15,000,000
Other current assets, net	257,500	658,045
Due from subsidiaries	114,912,019	242,014,968
Total current assets	327,558,478	339,249,910

Non-current assets:
Intangible assets, net	-	17,726,105
Investment in subsidiaries	-	6,820,967
Total non-current assets	-	24,547,072

Total assets	$327,558,478	$363,796,982

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payables	$-	$53,603
Deficit of investments in subsidiaries	8,626,897	-
Total current liabilities	8,626,897	53,603

Total liabilities	8,626,897	53,603

Shareholders’ equity:
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,700,852 and 4,640,318 shares issued and outstanding as of December 31, 2022 and 2021, respectively(1)	18,080	17,848
Class B ordinary share, HKD0.03 par value, 1,554,193 shares authorized, issued and outstanding as of December 31, 2022 and 2021, respectively(1)	5,978	5,978
Additional paid-in capital	397,620,927	393,717,189
Accumulated deficit	(66,988,873)	(23,100,631)
Accumulated other comprehensive loss	(11,724,531)	(6,897,005)
Total shareholders’ equity	318,931,581	363,743,379
Total liabilities and shareholders’ equity	$327,558,478	$363,796,982

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.

Schedule of condensed statements of operations and comprehensive loss
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Operating expenses:
General and administrative expenses	$33,796,950	$6,233,339	$6,401,580
Total operating expenses	33,796,950	6,233,339	6,401,580

Loss from operations	(33,796,950)	(6,233,339)	(6,401,580)

Interest income	2,409,547	541,598	798,328
Other expenses	(52,793)	(8,505)	(4,162)
Exchange gain (loss)	(67,696)	1,478,258	340,643
Other income	-	18,114	-
Share of income (loss) from subsidiaries	(12,380,350)	8,634,815	(25,408,649)

Net income (loss)	$(43,888,242)	$4,430,941	$(30,675,420)

Comprehensive income (loss)
Net income (loss)	$(43,888,242)	$4,430,941	$(30,675,420)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4,827,526)	751,327	1,418,510
Comprehensive income (loss)	$(48,715,768)	$5,182,268	$(29,256,910)

Schedule of condensed statements of cash flows
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$(43,888,242)	$4,430,941	$(30,675,420)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	12,380,350	(8,634,815)	25,408,649
Amortization expense	6,987,975	1,987,974	165,664
Share-based compensation	3,903,970	707,000	-
Impairment of intangible assets	20,738,130	-	-
Changes in assets and liabilities:
Due from subsidiaries	127,102,949	(195,566,806)	(46,448,162)
Other current assets, net	400,545	210,904	(868,949)
Accrued liabilities and other payables	(53,603)	(7,973,877)	75,583
Due to subsidiaries	-	-	(64,871)
Net Cash Provided by (Used in) Operating Activities	127,572,074	(204,838,679)	(52,407,506)

Cash Flows from Investing Activities
Cash paid for short-term investments	-	-	(79,915,000)
Collections from short-term investments	15,000,000	25,835,000	39,080,000
Purchases of intangible assets	(10,000,000)	-	(11,927,846)
Net Cash Provided by (Used in) Investing Activities	5,000,000	25,835,000	(52,762,846)

Cash Flows from Financing Activities
Sale of subsidiary	-	-	76,566
Proceeds from issuances of ordinary shares	-	254,727,705	114,191,595
Net Cash Provided by Financing Activities	-	254,727,705	114,268,161

Effect of Foreign Exchange on Cash and Cash Equivalents	(1,760,012)	(2,465,348)	(801,360)

Net Increase in Cash and Cash Equivalents	130,812,062	73,258,678	8,296,449

Cash and Cash Equivalents at Beginning of Year	81,576,897	8,318,219	21,770

Cash and Cash Equivalents at End of Year	$212,388,959	$81,576,897	$8,318,219

Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$232	-	-